FINANCIAL RISK MANAGEMENT - Exposure to Financial Counterparties by Rating Type (Details) € in Thousands	Dec. 31, 2023 EUR (€) counterparty	Dec. 31, 2022 EUR (€) counterparty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of financial counterparties | counterparty	13	9
Exposure	€ 213,000	€ 166,000
Credit exposure threshold amount	€ 250	€ 250
Rated Aa or better
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of financial counterparties | counterparty	2	2
Exposure	€ 54,000	€ 51,000
Rated A
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of financial counterparties | counterparty	10	6
Exposure	€ 159,000	€ 112,000
Rated Baa
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of financial counterparties | counterparty	1	1
Exposure	€ 0	€ 3,000